New Zealand gas sale proceeds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Oil and Gas Assets [Abstract]
New Zealand gas sale net proceeds	$ 102,969	$ 0